Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Components of lease expense
Machinery
Land and buildings and equipment Total
($ in millions) 2023 2022 2021 2023 2022 2021 2023 2022 2021
Operating lease cost

221 217 240 73 71 73 294 288 313
Finance lease cost 15 15 17 15 22 20 30 37 37
Short-term lease cost 16 20 26 10 18 14 26 38 40
Sub-lease income (20) (18) (24) — (1) (1) (20) (19) (25)
Total lease expense 232 234 259 98 110 106 330 344 365

Summary of additional lease expense
Machinery
Land and buildings and equipment Total
($ in millions) 2023 2022 2021 2023 2022 2021 2023 2022 2021
Operating leases:
Cash paid under operating

cash flows
220 200 223 73 66 68 293 266 291
Right-of-use assets

obtained

in exchange for new liabilities 198 285 267 92 50 86 290 335 353

Future net minimum lease payments for capital leases and the present value of the net minimum lease payments
Operating Leases Finance Leases
Land and Machinery Land and Machinery
($ in millions) buildings and equipment buildings and equipment
2024 208 65 21 16
2025 177 49 21 12
2026 143 27 18 6
2027 100 11 18 5
2028 68 2 18 1
Thereafter

158 4 92 —
Total minimum lease payments

854 158 188 40
Difference between undiscounted

cash flows
and discounted cash flows (89) (8) (34) (2)
Present value of minimum

lease payments

765 150 154 38

Lease terms and discount rates
Land and buildings Machinery and equipment
2023 2022 2021 2023 2022 2021
Operating leases:
Weighted-average remaining

term (months)
71 73 73 35 31 30
Weighted-average discount

rate
3.7% 3.3% 2.6% 4.3% 1.9% 1.9%
Finance leases:
Weighted-average remaining

term (months)
128 135 100 36 33 40
Weighted-average discount

rate
4.9% 5.5% 7.7% 3.7% 2.3% 1.8%